FORM N-CSR

   CERTIFIED SHAREHOLDERS REPORT OF REGISTERED MANAGEMENT INESTMENT COMPANIES

Investment Company Act file number                   811-2287

Exact name of registrant as specified in charter     Valley Forge Fund, Inc.

Address of principal executive offices               1375 Anthony Wayne Dr
                                                     Wayne PA  19087

Name and address of agent for service                Bernard B. Klawans
                                                     1375 Anthony Wayne Dr
                                                     Wayne PA  19087

Registrants telephone number, including area code    610-688-6839

Date of fiscal year end:                             12/31/03

Date of reporting period:                            01/01/03 to 06/30/03














































Item 1. Report to Shareholders.
                                                         Valley Forge Fund
                                                         1375 Anthony Wayne Dr.
                                                         Wayne PA 19087
                                                         June 30, 2003

Dear Shareholder:

Your Fund started 2003 at $7.18 per share. Results show that our net asset value per share advanced to $7.67 representing an increase in value of 6.8% so far this year as compared to the Dow Jones Industrial Average that has advanced 7.7%.

Adding value securities to our portfolio in late 2002 caused our Fund to partic-ipate in the market advance that has occurred in the first half of this year.
We are still selectively adding to our portfolio since we exprct this rally to extend through the summer. If we are correct, we will then take profits and take advantage of a buying opportunity for Dow typ value securities that may occur towards the end of the year.

Financial figures for the half year ended June 30, 2003 are attached.


Respectfully submitted,



Bernard B. Klawans
President






































                            THE VALLEY FORGE FUND
          PORTFOLIO OF INVESTMENTS - IN SECURITIES, JUNE 30, 2003

COMMON STOCKS                71.93%           # Shares or Prin Amt       Value

 Conglomerates                5.58%
  AOL Time Warner *                                  10,000              160,900
  General Electric Corp.                             10,000              286,800
                                                                     ___________
                                                                     $   447,790
 Manufacturing                19.14%
  Abitibi Consolidated (Canadian)                    50,000              320,500
  Cisco Systems *                                    10,000              167,800
  Eastman Kodak                                      10,000              273,500
  EMC Corporation *                                  15,000              157,050
  General Motors                                     14,000              506,100
  Newell Rubbermaid Inc.                              4,000              112,000
                                                                     ___________
                                                                     $ 1,536,950
 Metals                      1  7.18%
  Barrick Gold Corp (Canadian)                       20,000              358,000
  Coeur Dalene Mines *                               13,000               17,550
  Imco Recycleing Inc. *                             30,000              200,700
                                                                     ___________
                                                                     $   576,253
 Miscellaneous                 21.93%
  Alexander & Baldwin Inc.                           10,000              260,600
  Arrow Electronics *                                10,000              152,400
  Diamond Trust Unit Ser 1                           10,000              900,000
  Duke Energy                                        10,000              199,500
  Hercules Incorporated *                            25,000              248,750
                                                                     ___________
                                                                     $ 1,761,250
 Retailers                     15.56%
  Home Depot Incorporated                            10,000              331,200
  McDonalds Corp                                     10,000              220,600
  Pep Boys                                           20,000              270,000
  Supervalu Inc.                                     20,000              427,600
                                                                     ___________
                                                                     $ 1,249,400
 Telecommunications             2.54%
  ADC Telecommunications *                           10,000               23,000
  AT&T Corp.                                          1,600               30,560
  Comcast Corp New Class A                            5,000              150,850
                                                                     ___________
                                                                     $   204,410
                                                                     ___________
    TOTAL COMMON STOCKS               (COST $7,578,600)              $ 5,775,960
                                                                     ___________

SHORT TERM INVESTMENTS         15,88%
  American Business Financial Services 9.6% Note**    875,159            876.159
  Best Vest Investment Brokerage Services MM           23,625             23,625
  Commerce Bank Certificate of Deposit 3.2% Note**    375,354            375,354
                                                                     __________
    TOTAL SHORT-TERM INVESTMENT       (COST $1,275,138)              $ 1,275,138
                                                                     ___________
    TOTAL SECURITIES                  (Cost $8,853,738)              $ 7,051.098
                                                                     ===========
The accompaning notes are an integral part of this unaudeted financial statement
       * Non-income producing during the year   ** Redeemable upon request

  The accompanying footnotes are an integral part of these financial statements

                            VALLEY FORGE FUND, INC.
               STATEMENT OF ASSETS & LIABILITIES - DECEMBER 31, 2002

ASSETS: Investments in securities at fair value (cost $8,853,738)   $ 7,051,098
  Cash and cash equivalents                                             930,063
  Dividends and interest receivable                                      49,255
                                                                    ___________
           Total Assets                                               8,030,416
                                                                    ___________

LIABILITIES:
          Total Liabilities                                                   0
                                                                    ___________
NET ASSETS:                                                         $ 8,030,416
                                                                    ___________

COMPOSITION OF NET ASSETS: Common stock                             $     1,047
  Paid in capital                                                     9,801,868
  Accumulated net realized loss on investments                           30,141
  Net unrealized depreciation of securities                          (1,802,640)
                                                                    ___________
NET ASSETS: (equivalent to $7.67 per share based on 1,047,023
            shares outstading) (Note 5)                             $ 8,030,416
                                                                    ===========

           STATEMENT OF OPERATIONS - SIX MONTHS ENDED JUNE 30, 2003

INVESTMENT INCOME: Interest                                         $    64,505
  Dividends                                                              60,415
  Miscellaneous                                                          (5,723)
                                                                    ___________
    Total investment income                                             119,197


EXPENSES: Audit - balane from 2002                                          500
  Investment advisory fee (Note 2)                                       36,333
  Non-interested directors' fees and expenses                               843
  Other expenses                                                          1,210
  Printing and mailing expenses                                           2,422
  Registration fees                                                       1,040
  Taxes                                                                     600
                                                                    ___________
    Total expenses                                                       42,958
                                                                    __________
NET INVESTMENT INCOME:                                              $    76,239
                                                                    ___________
REALIZED GAIN OR (LOSS) FROM INVESTMENTS:
  Net realized gain on investment securities                             35,580
  Net decrease in unrealized depreciation on investment securities      403,604
                                                                     __________

NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS:                      438,604
                                                                     __________
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS:               $   514,443
                                                                     ==========

The accompanying notes are integral parts of this unaudited financial statement

                             THE VALLEY FORGE FUND
   STATEMENT OF CHANGES IN NET ASSETS - SIX MONTHS ENDED JUNE 30, 2,003 & 2002

                                                       06/30/03       06/30/03
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
 Investment income - net                              $   76,239     $   78,864
 Net realized gain (loss) from investment transactions    35,580       (153,476)
 Unrealized appreciation (depreciation) of investments   403,024        276,678
                                                      __________     __________
 Net inc. (decrease) in net assets from operations       514,843        202,066

 Distributions to shareholders                                 0              0
 Share transactions (Note 6)                             181,576        211,801
                                                      __________     __________
TOTAL INCREASE IN NET ASSETS                             696,419        413,867

NET ASSETS
  Beginning of period                                  7,333,997      7,182,200
                                                      __________     __________
  End of period                                       $8,030,416     $7,596,067
                                                      ==========     ==========


                  NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2003

1. ORGANIZATION - The Valley Forge Fund (the "Fund") is a non-diversified open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to provide apprec-iation through investment in common stocks and securities convertible into com-mon stocks.
2. SIGNIFICANT ACCOUNTING POLICIES - Security Valuation: Securities are valued at the last reported sales price or in the case of securities where there is no reported last sale, the closing bid price. Securities that have no readily available market quotations are priced at their fair value as determined in good faith by or under the supervision of the Company's Board of Directors in accord-ance with methods that have been authorized by the Board. Short-term invest-ments with maturities of 60 days or less are valued at amortized cost that ap-proximates market value.
Securities Transactions and Investment Income: Security transactions are re-corded on the dates the transactions are entered into (the trade dates). Rea-lized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest in-come is determined on the accrual basis. Discount on fixed income secur-ities is amortized.
Dividends and Distributions to Shareholders: The Fund records all dividends and distributions payable to shareholders on the ex-dividend date. Permanent book and tax differences relating to shareholder distributions may result in reclass-ifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain/loss. Undistributed net investment income and accumulated undistributed net realized gain/loss on in-vestment transactions may include temporary book and tax differences which reverse in subsequent periods. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

                             THE VALLEY FORGE FUND
           NOTES TO FINANCIAL STATEMENTS (Continued) - JUNE 30, 2003

2. SIGNIFICANT ACCOUNTING POLICIES (continued) - Federal Income Taxes: It is the Fund's intention to qualify as a regulated investment company and distribute all of its taxable income. The Fund has complied to date with the provisions of the Internal Revenue Code applicable to investment companies and accordingly, no provision for Federal income taxes is required in these financial statements. Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.
3. MANAGEMENT FEE AND TRANSACTIONS WITH AFFILIATES - Under the terms of the investment management agreement, Valley Forge Management Corp. (the "Manager") will receive a fee, payable monthly, for providing security investment advice at an anual rate of 1% based on the average daily net assets of the Fund. The Man-ager will receive a fee, payable monthly, for the performances of its services at an annual rate of 1% based on the average daily assets of the Fund. The fee is accrued daily, paid monthly and amounted to $36,333 for the six months ended June 30, 2003. The Manager provided transfer agency, portfolio pricing, admin-istration, accounting, financial reporting, tax accounting, and compliance ser-vices to the Fund at no charge over this period. Mr. Bernard B. Klawans is the sole owner, director and officer of the Manager and is President of the Fund.
4. INVESTMENT TRANSACTIONS - Purchases and sales of investment securities (excluding short-term securities) for the six months ended June 30, 2003 were $1,084,774 and $137,389 respectively. At the end of this period, net unrealized depreciation for Federal income tax purposes aggregated $1,802,640 of which $231,884 related to unrealized appreciation of securities and $2,034,524 related to unrealized depreciation of securities. The cost of investments was $7,578,600, excluding short-term investments.
5. CARRYOVERS - At June 30, 2003, the Fund had a net capital loss carryforward of $163,396 that expires in 2010.
6. CAPITAL SHARE TRANSACTIONS - As of June 30, 2003, there were 10,000,000 shares of $.001 per value capital stock authorized. The par value and paid-in capital totaled $9,822,915. Transactions in capital stock were as follows for the six months ended:
                                          June 30, 2003         June 30, 2002
                                        Shares     Amount     Shares     Amount
                                       -----------------    -------------------
Shares sold                             47,068 $  337,178    171,657 $1,345.821
Shares issued in dividend reinvestment       0          0          0          0
Shares redeemed                        (22,130)  (155,602)   (71,246)  (557,355)
                                       _________________________________________
Net increase                            24,938    181,576    121,740  $ 960.623
                                       =========================================
7. DISTRIBUTIONS TO SHAREHOLDERS - On December 31, 2002, a distribution of $0.1721 per share was paid to shareholders of record on this same date from net investment income.

                          This is an unaudited report

Item 10. Exhibits.
   A. Code of Ethics.
   B. Certification.